Stock-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Summary Of The Stock Acquisition Rights Transactions

	For the six months ended September 30, 2011
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	14,857,200	¥1
Granted	8,323,100	1
Exercised	(3,613,600)	1
Forfeited	(154,200)	1

Outstanding, end of the period	19,412,500	¥1	28.83	¥6,853

Exercisable, end of the period	—	¥—	—	¥—

Fair Value Assumption Of The Stock Acquisition Rights

For the six months ended September 30, 2011
Risk-free interest rate	0.29%
Expected volatility	44.96%
Expected term (in years)	4
Expected dividend yield	3.13%